Share options and warrants - Narrative warrants (Details) - Warrants	12 Months Ended
	Jun. 30, 2026 EquityInstruments £ / shares	Jun. 30, 2025 EquityInstruments
Share options and warrants
Weighted average contractual life of warrants	1 year	260 days
Exercise price of warrants | £ / shares	£ 0.40
Number of warrants issued		4,209,027
Directors
Share options and warrants
Number of warrants issued	0